Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Unrealized holding gain on investments, tax	$ 5	$ 855	$ 156
Reclassification adjustment for gain reported in income, tax	$ 125	$ 737	$ 2
Stock issued for acquisitions, shares			164,052
Sale of stock, shares	603,166	701,919	732,229
Repurchase of stock, shares	51,431	42,443	15,137
Equity Compensation Plan, shares	63,306	195,056	70,000
Exercise of stock options, shares	424,490	434,696	165,686